Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Deferred Loan Costs) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Debt Instrument [Line Items]
Deferred loan costs			$ 2,200,000	$ 1,500,000
Amortization of deferred loan costs	$ 208,000	$ 131,000	$ 1,746,000	$ 456,000	$ 366,000